INCOME TAXES (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7 - INCOME TAXES
The estimated annual effective tax rate applied to the six month period ended June 30, 2024 is 0%, which differs from the US federal statutory rate of 21% principally due to the projection of U.S. net operating loss for fiscal 2024 with full application of a valuation allowance. As of June 30, 2024, TMTG had US Federal net operating loss carryforwards (“NOLs”) with a tax benefit of approximately $9,400.0 from December 31, 2023.

NOTE 5 - INCOME TAXES
The following reconciles the total income tax benefit, based on the U.S. Federal statutory income tax rate of 21% for the twelve month periods ended December 31, 2023 and December 31, 2022, with TMTG’s recognized income tax expense:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
U.S. Statutory federal income tax expense/(benefit)	$(12,219.7)	$10,610.0
Permanent items
State income taxes, net of federal effect	1.1	2,633.1
Non-deductible expenses	334.6	3.0
Change in valuation allowance	11,885.1	(13,245.9)
Income tax expense	$1.1	$0.2
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are as follows:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets
Software and other claimed assets	$360.6	$1,810.5
Net operating loss (NOL)	9,474.7	4,478.1
Convertible promissory notes and derivative liability	3,853.2	—
Total deferred tax assets	13,688.5	6,288.6
Deferred tax liabilities
Property and equipment	(6.2)	(18.2)
Convertible promissory notes and derivative liability	—	(4,473.2)
Total deferred tax liabilities	(6.2)	(4,491.4)
Net deferred tax assets	13,682.3	1,797.2
Valuation allowance	(13,682.3)	(1,797.2)
Net deferred tax, net of valuation allowance	$—	$—
As of December 31, 2023, TMTG had US Federal and state net operating loss carryforwards (“NOLs”) with a tax benefit of $9,474.7 (December 31, 2022: $4,478.1).